Equity	12 Months Ended
Dec. 31, 2023
EQUITY
Equity

29.	Equity

29.1	Capital

	12.31.2023	12.31.2022
Capital	12,831,619	10,800,000
(-) Transaction costs, net of taxes
Transaction costs in issuing shares	(14,941)	-
(-) Income tax and social contribution (a)	5,080	-
	12,821,758	10,800,000
(a)	Amounts deducted from taxes payable

The capital increase of R$2,021,758 refers to the value of the share issue of R$2,031,619 less transaction costs net of taxes, totaling R$9,861, and was recorded after the settlement of the public share offering, as described in Note 1.

The share capital is represented by ordinary shares, class "A" and "B" preferred shares and 1 special class preferred share held by the State of Paraná. At General Meetings, each ordinary share has the right to one vote, respecting the limitations established in Article 6 of the Bylaws, so that any shareholder or group of shareholders, Brazilian or foreign, public or private, is prohibited from exercising voting rights in excess of the equivalent of 10% of the total number of shares into which Copel's voting capital is divided, regardless of their stake in the share capital.

Class “A” and “B” preferred shares have restricted voting rights as per § 7, Article 5, of the Bylaws. According to Article 17 of Federal Law No. 6,404/1976, dividends paid to preferred shares must be at least 10% higher than those paid to common shares. Class “A” preferred shares have priority in the reimbursement of capital and in the distribution of minimum dividends of 10% p.a. (non-cumulative), calculated based on the capital represented by this class of shares. Class “B” preferred shares have priority in the reimbursement of capital and the right to the distribution of dividends, calculated as 25% of adjusted profit or loss for the year, pursuant to the corporate legislation and to the Company’s Bylaws, calculated proportionately to the capital represented by the shares of this class. Dividends for Class “B” have priority only over the common shares and are only paid out of the remaining profits payment of priority dividends of class “A” shares.

The special class preferred share was created under the terms of State Law No. 21,272/2022. As long as the State of Paraná holds shares representing at least 10% of the total shares issued by the Company, this share will grant veto power in General Meeting deliberations that authorize the administrators to approve and execute the Annual Investments by Copel DIS, aimed at changing the Company's name and headquarters, and amending the clauses of the bylaws related to the limitation so that no shareholder or group of shareholders will exercise votes corresponding to more than 10% of the total and the celebration of shareholder agreements for the exercise of voting rights.

The table below presents the composition of the share capital by shares (without nominal value):

12.31.2023										Number of shares in units
	Common shares		Preferred shares						Total
			Class "A”		Class “B”		Special class
	number of shares	%	number of shares	%	number of shares	%	number of shares	%	number of shares	%
State of Paraná	358,562,509	27.57	-	-	116,106,174	6.91	1	100.00	474,668,684	15.91
BNDESPAR	131,161,562	10.09	-	-	524,646,248	31.24	-	-	655,807,810	21.99
Other shareholders	810,623,229	62.34	3,128,000	100.00	1,038,582,868	61.85	-	-	1,852,334,097	62.10
	1,300,347,300	100.00	3,128,000	100.00	1,679,335,290	100.00	1	100.00	2,982,810,591	100.00

In December 2023, after approval of the undoing of the Share Conversion and Formation of Share Deposit Certificates Program at the 209th Extraordinary General Meeting, the UNITs were canceled and the consequent delivery of the 5 shares issued by the Company underlying each UNIT, being 1 common share (CPLE3) and 4 class “B” preferred shares (CPLE6) with the same rights, advantages and restrictions as the shares issued by the Company represented by them, including in relation to the payment of dividends, interest on equity and any other bonuses, payments or benefits to which they may be entitled.

29.2	Equity valuation adjustments

Fair values of fixed assets - deemed costs - were recognized on the first-time adoption of IFRS. The line item “Equity value adjustments” was the balancing item of this adjustment, net of deferred income tax and social contribution. The realization of such adjustments is recorded in the retained earnings line item, to the extent of the depreciation or possible disposal of the measured fixed assets. Adjustments arising from the changes in fair value involving financial assets, as well as actuarial gains and losses, are also recorded in this line item.

Balance as of January 1, 2021	353,349
Actuarial liabilities
Post employment benefits	246,626
Taxes on adjustments	(93,881)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(70,569)
Taxes on adjustments	23,994
Actuarial liability - investment realization	(33,205)
Attributed to non-controlling interest	(144)
Balance as of December 31, 2021	426,170
Actuarial liabilities
Post employment benefits	291,740
Taxes on adjustments	(88,548)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(55,322)
Taxes on adjustments	18,809
Actuarial liability - investment realization (a)	(3,541)
Other adjustments
Adjustments on financial assets - subsidiaries	10,295
Taxes on other adjustments	(3,500)
Attributed to non-controlling interest	(2,721)
Balance as of December 31, 2022	593,382
Actuarial liabilities
Post employment benefits	(379,126)
Taxes on adjustments	129,007
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(49,322)
Taxes on adjustments	16,769
Other adjustments
Adjustments on financial assets - subsidiaries	(6,373)
Taxes on other adjustments	2,167
Attributed to non-controlling interest	546
Balance as of December 31, 2023 (b)	307,050
(a) Realization of Copel SER's actuarial gain after the transfer of all employees to Copel's other wholly-owned subsidiaries.
(b) The balance includes R$ 1,424 of adjustment to the equity valuation of the discontinued operation. The variation in the equity valuation adjustment of the discontinued operation in 2023 resulting from actuarial liability adjustments was R$1,650.

29.3	Legal reserve and profit retention reserve

The legal reserve is constituted based on 5% of the net income for the year, before any allocation, limited to 20% of the share capital.

The profit retention reserve aims to cover the Company's investment program, pursuant to article 196 of Law 6,404/1976. It is constituted by retaining the remainder of net income for the year, after constituting the legal reserve and proposing interest on own capital and dividends.

29.4	Proposed dividend distribution

Parent Company
	12.31.2023	12.31.2022	12.31.2021
Calculation basis for dividends
Net income for the year	2,258,810	1,112,007	4,952,573
Legal Reserve (5%)	(112,941)	(55,600)	(247,629)
Realization of equity evaluation adjustment	32,553	36,513	46,575
	2,178,422	1,092,920	4,751,519
Proposed dividends
Interest on own capital - gross value	958,000	970,000	522,809
Interim dividends	-	-	1,197,003
Dividends - PNA shares	-	258	-
Additional proposed dividends	131,211	-	1,368,675
	1,089,211	970,258	3,088,487
Gross value of dividends per class of shares:
Ordinary shares	454,539	357,961	1,120,747
Class “A” preferred shares	1,502	1,407	3,658
Class “B” preferred shares	633,170	610,890	1,964,082
Gross value of dividends per share:
Ordinary shares	0.34557	0.33393	1.06323
Class “A” preferred shares	0.48035	0.44976	1.16956
Class “B” preferred shares	0.38012	0.36732	1.16956

Gross value of dividends per share - Units (a)	1.64173	1.86606	5.74147
(a) The Units program was discontinued in December/2023. The gross value of dividends per Units only considers the advance approved on September 20, 2023.

Pursuant to the legal and statutory provisions in force and management’s resolution, the basis for calculating dividends is obtained from the adjusted net income that corresponds to the net income for the year less the portion allocated to the legal reserve, plus the realization amount of equity adjustments for the year.

According to the Company’s Dividend Policy, regular dividend calculation will be based on the Financial Leverage Ratio defined at the end of each fiscal year. For an index below 1.5, the dividend corresponds to 65% of the adjusted net income; for an index between 1.5 and 2.7, the dividend corresponds to 50% of the adjusted net income; for an index above 2.7, the dividend corresponds to 25% of the adjusted net income (mandatory minimum). These amounts, except for the mandatory minimum dividend, will be limited to the cash flow available for the same fiscal year, equivalent to the cash flow from operating activities, less net cash flow used in investing activities. Management may also propose extraordinary dividends, limited to balance of the Company’s distributable profit reserves, conditioned to resolution and approval in of the Board of Directors, after hearing the Supervisory Board.

In the 2023 fiscal year, the calculated index was 1.94, as shown in Note 34, so that the proposed dividend was 50% of the adjusted net income, totaling R$1,089,211, of which R$958,000 has already been approved by the Company's Board of Directors in 2023 and R$131,211 were recorded as an additional dividend proposed for deliberation at the Ordinary General Meeting in April 2024.

As informed, on September 20, 2023, Copel's Board of Directors approved the distribution of interim and intercalar dividends in the form of Interest on Equity - JSCP, in the amount of R$958,000 as follows: R$456,920 based on result for the first half of 2023, payment of which occurred on November 30, 2023; R$456,920 based on the remaining balance of the results for the first half of 2023 and R$44,160 from the uncapitalized profit retention reserve balance from previous years, the payment of which will occur together with the dividends approved at the Ordinary General Meeting that decides on the allocation of the result of 2023. These JSCP values, net of taxes withheld at source, were attributed to the mandatory dividend for the year 2023, according to criteria established in the Company's Bylaws and the difference is taken into account both for the payment of regular dividends for 2023 and additional dividends.

29.5	Earnings per share - basic and diluted

	Continuing	Discontinued		Continuing	Discontinued		Continuing	Discontinued
	operations	operations	12.31.2023	operations	operations	12.31.2022	operations	operations	12.31.2021
Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders
Common shares	863,846	38,574	902,420	455,053	(45,654)	409,399	1,285,033	614,587	1,899,620
Class “A” preferred shares	2,729	116	2,845	1,724	(149)	1,575	4,087	1,821	5,908
Class “B” preferred shares	1,291,502	62,043	1,353,545	781,042	(80,009)	701,033	2,152,765	894,280	3,047,045
	2,158,077	100,733	2,258,810	1,237,819	(125,812)	1,112,007	3,441,885	1,510,688	4,952,573
Basic and diluted denominator
Weighted average of shares (in thousands)
Common shares	1,148,504,091	1,148,504,091	1,148,504,091	1,054,090,460	1,054,090,460	1,054,090,460	1,176,755,935	1,176,755,935	1,176,755,935
Class “A” preferred shares	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,171,194	3,171,194	3,171,194
Class “B” preferred shares	1,679,335,291	1,679,335,291	1,679,335,291	1,679,335,290	1,679,335,290	1,679,335,290	1,556,626,621	1,556,626,621	1,556,626,621
	2,830,967,382	2,830,967,382	2,830,967,382	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750

Basic and diluted earnings per share attributable to controlling shareholders
Common shares	0.75215	0.03359	0.78574	0.43170	(0.04331)	0.38839	1.09201	0.52228	1.61429
Class “A” preferred shares	0.87237	0.03694	0.90931	0.55106	(0.04763)	0.50343	1.28802	0.57450	1.86252
Class “B” preferred shares	0.76906	0.03694	0.80600	0.46509	(0.04764)	0.41745	1.38297	0.57450	1.95747